Summary of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2013	Feb. 12, 2013
Debt Instrument [Line Items]
Maximum percent of ownership to exercise significant influence	50.00%
Percentage of weighted average cost inventory	85.00%		85.00%
Restructuring charges	$ 2.6	$ 3.1	$ 6.7	$ 7.5
Net cash flows of operating activities	(35.5)	(180.0)	38.2	272.6	97.8
Settlement for Foreign Currency Translation Adjustments Payable, Pending Amount			37.6
Exchange rate, currency translation	6.3		6.30			6.30	4.30
Deferred tax (liabilities)			(168.8)	(172.2)
Net current deferred tax asset			49.3
Net long term deferred tax liabilities			218.1
Deferred tax assets, valuation allowance			93.8	77.8
Shipping and handling costs	41.1	37.8	163.5	150.4	137.8
Advertising expense			13.3	10.7	11.2
Pending Period Up to 30 Days [Member]
Debt Instrument [Line Items]
Settlement for Foreign Currency Translation Adjustments Payable, Pending Amount			22.4
Pending Period Up to 180 Days [Member]
Debt Instrument [Line Items]
Settlement for Foreign Currency Translation Adjustments Payable, Pending Amount			15.1
Pending Period Over 180 Days [Member]
Debt Instrument [Line Items]
Settlement for Foreign Currency Translation Adjustments Payable, Pending Amount			0.1
Maximum [Member]
Debt Instrument [Line Items]
Percentage of ownership recorded at cost			20.00%
Payment period on purchases			60 days
Maximum [Member] | Building [Member]
Debt Instrument [Line Items]
Useful life	50 years		50 years
Maximum [Member] | Machinery, Equipment And Office Furnishings [Member]
Debt Instrument [Line Items]
Useful life	20 years		20 years
Maximum [Member] | Automotive
Debt Instrument [Line Items]
Payment period on purchases			360 days
Minimum [Member]
Debt Instrument [Line Items]
Payment period on purchases			30 days
Minimum [Member] | Building [Member]
Debt Instrument [Line Items]
Useful life	15 years		15 years
Minimum [Member] | Machinery, Equipment And Office Furnishings [Member]
Debt Instrument [Line Items]
Useful life	2 years		2 years
Minimum [Member] | Automotive
Debt Instrument [Line Items]
Payment period on purchases			45 days
Significant Influence
Debt Instrument [Line Items]
Minimum percent of ownership to exercise significant influence			20.00%
Maximum percent of ownership to exercise significant influence			50.00%
Allowance for Doubtful Accounts
Debt Instrument [Line Items]
Bad debt expense associate with uncollectable accounts			9.4	21.9	4.4
Supplier Concentration Risk | Copper Rod
Debt Instrument [Line Items]
Concentration risk, percentage			95.00%
Supplier Concentration Risk | Aluminum Rod
Debt Instrument [Line Items]
Concentration risk, percentage			50.00%
VENEZUELA [Member]
Debt Instrument [Line Items]
Cash and cash equivalents, percent			46.00%	23.00%
Net cash flows of operating activities			$ 97.4	$ 49.6